ACCUMULATED OTHER COMPREHENSIVE LOSS - Summary of Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in AOCIL [Roll Forward]
Balances at beginning of period	$ 454,686	$ 404,449	$ 347,596
Other comprehensive income (loss) before reclassifications	10,295	781	20,101
Amounts reclassified from AOCL	1,961	1,417	520
Other comprehensive income	12,256	2,198	20,621
Balances at end of period	502,951	454,686	404,449
Accumulated Other Comprehensive Loss
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(69,944)	(72,142)	(92,763)
Other comprehensive income	12,256	2,198	20,621
Balances at end of period	(57,688)	(69,944)	(72,142)
Unrealized Losses on Securities AFS
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(49,301)	(51,113)	(68,742)
Other comprehensive income (loss) before reclassifications	8,754	1,474	17,454
Amounts reclassified from AOCL	293	338	175
Other comprehensive income	9,047	1,812	17,629
Balances at end of period	(40,254)	(49,301)	(51,113)
Unrealized Losses on Securities Transferred to Securities HTM
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(12,775)	(15,408)	(18,223)
Other comprehensive income (loss) before reclassifications	2,519	2,633	2,815
Amounts reclassified from AOCL	0	0	0
Other comprehensive income	2,519	2,633	2,815
Balances at end of period	(10,256)	(12,775)	(15,408)
Dispropor- tionate Tax Effects from Securities AFS
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(5,798)	(5,798)	(5,798)
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from AOCL	0	0	0
Other comprehensive income	0	0	0
Balances at end of period	(5,798)	(5,798)	(5,798)
Unrealized Gains (Losses) on Derivative Instruments
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(2,070)	177	0
Other comprehensive income (loss) before reclassifications	(978)	(3,326)	(168)
Amounts reclassified from AOCL	1,668	1,079	345
Other comprehensive income	690	(2,247)	177
Balances at end of period	$ (1,380)	$ (2,070)	$ 177